Loans, Impaired Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
CANADA
Disclosure of detailed information about financial instruments [line items]
Percentage of imposed import tariffs by US				12.50%
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)		$ 4,890			$ 5,075	$ 4,682
Base case scenario [member] | Previously stated [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)		4,475		$ 4,774		4,316
Pessimistic scenario [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)		1,082	$ 942		$ 1,081
Probability Weighted Scenarios [Member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1)	$ 822	$ 732				$ 693